LICENSE AGREEMENT	9 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
LICENSE AGREEMENT

NOTE 4 - LICENSE AGREEMENT

In November 2014, we entered into a License Agreement with kathy ireland Worldwide® ("kiWW®") under which we licensed the right to utilize the trademarks and rights to the name, likeness and visual representations of Kathy Ireland (“KI”) in connection with our cosmeceutical line of products. The initial term of the license is for eight years and it may be renewed at the option of our Company for up to an additional four years. In accordance with the License Agreement, we will pay 5% of the net sales for all licensed products sold and collected under the licensed marks or a minimum guaranteed royalty of $100,000 in year one, which includes the period from approximately November 4, 2014 through December 31, 2015 (“Contract Year 1”) of the License Agreement. The minimum guaranteed royalty increases $50,000 each year in years two through eight of the License Agreement. We recognized $139,000 and $68,000 in royalty fees during the nine months ended September 30, 2016 and 2015, respectively. We recognized $37,500 and $23,000 in royalty fees during the three months ended September 20, 2016 and 2015, respectively.

Additionally, we are obligated to pay an annual Brand Participation Fee to kiWW® which provides for general advertising, good will and promotion of the KI brand. NuGene prepaid kiWW $350,000 effective upon execution of the License as a Brand Participation fee for Contract Year 1. The Brand Participation Fee for Contract Years 2 through 8 is $50,000 annually (Year 2 having been completely recognized in the three months ended March 31, 2016) with an additional 1% of the total gross sales of Licensed Products of the prior year beginning in Contract Year 4. Our Company is currently in arrears with respect to the payment of the Year 2 fee that was due in November 2015. Such payment arrears could be construed as an event of default under the License Agreement and could be a cause for its annulment. As of September 30, 2016 and December 31, 2015, $50,000 and $222,000 due under this agreement, respectively, is included in current liabilities in the condensed consolidated balance sheets.